Notes to consolidated statements of cash flows - Summary of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes to consolidated statements of cash flows
New leases	€ 46,465	€ 35,094
Foreign exchange movement	439	(1,151)
Borrowings
Notes to consolidated statements of cash flows
Beginning balance	68,101	33,485
Changes from financing cash flows	115,222	35,767
Foreign exchange movement	439	(1,151)
Ending balance	183,762	68,101
Financing fund
Notes to consolidated statements of cash flows
Beginning balance	63,320	23,519
Changes from financing cash flows	(18,274)	36,541
Interest paid	(3,999)	(2,002)
Interest expense	7,787	7,877
Foreign exchange movement	3,040	(2,615)
Ending balance	51,874	63,320
Lease liabilities
Notes to consolidated statements of cash flows
Beginning balance	145,769	140,591
Changes from financing cash flows	(32,443)	(31,352)
Interest paid	(7,652)	(7,178)
New leases	46,465	35,094
Contract modifications	(10,057)	9,887
Disposals	(505)	(3,431)
Interest expense	7,652	7,178
Foreign exchange movement	4,843	(5,020)
Ending balance	154,072	145,769
Interest payable
Notes to consolidated statements of cash flows
Beginning balance	2,184	8
Interest paid	(3,793)	(3,113)
Interest expense	13,334	4,540
Foreign exchange movement	(2,800)	749
Ending balance	€ 8,925	€ 2,184